TAXATION - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Deferred tax assets	$ 14,363,000	$ 11,451,000
Valuation allowance	(8,784,000)	(8,552,000)
Total deferred tax assets	5,579,000	2,899,000
Deferred tax liabilities	(74,102,000)	(72,980,000)
Net deferred tax liabilities	(68,523,000)	(70,081,000)
Increase in valuation allowance	232,000	2,981,000
Operating loss carryforwards subject to expiration	30,538,000,000	29,507,000,000
Accrual for uncertain tax positions	0	0
Net operating losses
TAXATION
Deferred tax assets	9,515,000	7,967,000
Share issuance costs
TAXATION
Deferred tax assets	1,311	2,245
Share based compensation - included in cost of good sold
TAXATION
Deferred tax assets	1,385,000
Investments
TAXATION
Deferred tax assets		34,000
Inventory
TAXATION
Deferred tax assets	1,389,000	153,000
Other assets
TAXATION
Deferred tax assets	763,000	1,052,000
Depreciation - included in cost of good sold
TAXATION
Deferred tax liabilities	(7,173,000)	(6,071,000)
Amortization - included in cost of good sold
TAXATION
Deferred tax liabilities	(65,642,000)	(64,197,000)
Debt financing costs
TAXATION
Deferred tax liabilities	(1,202,000)	(1,821,000)
Other liabilities
TAXATION
Deferred tax liabilities	$ (85,000)	$ (891,000)